Professionally Managed Portfolios
c/o U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, California 91741

December 19, 2017

VIA EDGAR TRANSMISSION

Division of Investment Management
U.S. Securities and Exchange Commission
100 "F" Street, N.E.
Washington, D.C.  20549

Re:          Professionally Managed Portfolios (the "Trust")
 File Nos.:  33-12213 and 811-05037
Congress All Cap Opportunity Fund (S000038710)

Dear Sir or Madam:

Pursuant to Rule 485(a) under the Securities Act of 1933 (the "1933 Act"), the Trust hereby submits Post-Effective Amendment No. 726 to the Trust's Registration Statement for the purpose of updating the name and investment policy of one series: Congress All Cap Opportunity Fund.

Pursuant to Rule 485(a)(1), the Trust anticipates that this filing shall become effective on February 28, 2018.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this registration statement.  The purpose of that filing will be to update any missing information and/or file updated exhibits to the Registration Statement.

If you have any questions, concerning the foregoing, please contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards

Elaine E. Richards, Esq.
President and Secretary of the Trust